Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of balances and transactions with related parties

	2025	2024

Assets
Right-of-use assets	216,085	205,911
Trade receivables (i)	384	507
Other assets (ii)	-	597
	216,469	207,015
Current	-	1,010
Non-current	216,469	206,005

Liabilities
Lease liabilities	260,790	242,703
	260,790	242,703
Current	9,447	6,610
Non-current	251,343	236,093

	2025	2024	2023

Income (expenses)
UEPC (i)	475	517	465
EMIVE Patrulha 24 Horas Ltda. (iii)	(7)	(7)	(6)
Depreciation - Right-of-use assets	(17,637)	(14,639)	(13,801)
Lease liabilities interest	(30,841)	(28,343)	(25,676)
	(48,010)	(42,472)	(39,018)

(i)	Refers to sales of educational content to UEPC.
(ii)	Refers to expenses reimbursed by Bertelsmann.
(iii)	Refers to amounts of expenses related to security services provided by a company of which one of Afya’s main shareholders has significant influence.

Schedule of key management personnel compensation

	2025	2024	2023

Short-term employee benefits	27,160	21,171	16,979
Share-based compensation plans	16,193	19,884	21,380
	43,353	41,055	38,359